Warrants (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021
Warrants (Details) [Line Items]
Private Placement amount	$274,294
Fair value of the warrants		$ 77,551
Warrant [Member]
Warrants (Details) [Line Items]
Fair value of the warrants		$ 351,845